Balance Sheets - Quarterly (USD $)	Mar. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash		$ 80,479
Prepaid expense		800
TOTAL CURRENT ASSETS		81,279
FIXED ASSETS
Computer and office equipment		1,522
Accumulated depreciation		(228)
NET FIXED ASSETS		1,294
TOTAL ASSETS		82,573
LONG-TERM LIABILITY
Accrued payroll tax		1,846
Total Long-Term Liabilities		1,846
TOTAL LIABILITIES		1,846
STOCKHOLDERS' EQUITY
Preferred series A Stock, $1 par value, 21 shares authorized; 0 shares issued and outstanding
Common stock, $1 par value, 1,000 shares authorized; 0 shares issued and outstanding
Additional paid in capital		985,960
Retained deficit		(919,123)
TOTAL STOCKHOLDERS' EQUITY		80,727
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		82,573
Quarterly Member
CURRENT ASSETS
Cash	326,876	80,479
Prepaid expense	1,200	800
TOTAL CURRENT ASSETS	328,076	81,279
FIXED ASSETS
Computer and office equipment	7,753	1,522
Accumulated depreciation	(460)	(228)
NET FIXED ASSETS	7,293	1,294
TOTAL ASSETS	335,368	82,573
Current Liabilities
Accounts Payable	5,046
TOTAL CURRENT LIABILITIES	5,046
LONG-TERM LIABILITY
Convertible debentures, net of $130,442 discount	138,658
Accrued payroll tax		1,846
Total Long-Term Liabilities	138,658	1,846
TOTAL LIABILITIES	143,704	1,846
STOCKHOLDERS' EQUITY
Preferred series A Stock, $1 par value, 21 shares authorized; 0 shares issued and outstanding
Common stock, $1 par value, 1,000 shares authorized; 0 shares issued and outstanding
Common stock to be issued	38,059	13,890
Common stock warrants	66,712
Additional paid in capital	1,792,713	985,960
Common stock subscription receivable	(12,272)
Debenture subscription receivable	(87,600)
Retained deficit	(1,605,947)	(919,123)
TOTAL STOCKHOLDERS' EQUITY	191,665	80,727
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 335,368	$ 82,573